Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

In order to finance its operations, the Company has historically relied upon Messrs. Hanson and Davis for financing through the issuance of debt, equity and warrants. Balances with related parties consisting of members of the Board of Directors for borrowings and warrants were as follows. No debt is held by executive officers of the Company.

	As of
	December 31, 2016	December 31, 2015

Notes Payable to Directors and Affiliates (in thousands)(1)	$3,078	$1,748
Convertible Notes, due 2016 and 2017, interest between 0% and 8%, held by related parties (in thousands)	$906	$—
Accrued interest to related parties (in thousands)	$411	$232
Warrants held by related parties	1,332,303	691,043

(1)	Included within this line item are two convertible notes, issued December 22, 2016, for proceeds of $135,000, a principal amount of $135,000 and a fair value, as of December 31, 2016, of approximately $194,000.

	Year Ended
(In thousands)	December 31, 2016	December 31, 2015

Related party interest expense	$196	$154

On May 7, 2014, the Company entered into a $1.5 million line-of-credit agreement with Mr. Hanson, as subsequently amended (the “Line of Credit”). The stated interest rate on the Line of Credit is 10% on the principal amount outstanding and the maturity date is January 31, 2017, with all outstanding principal and accrued interest due in full on that date. There are no financial covenants associated with the Line of Credit. On July 7, 2016, the Company entered into an amendment #3 to the borrowing agreement with Mr. Hanson in connection with the Line of Credit. Pursuant to that amendment, which is effective as of June 30, 2016, the parties agreed that the Company will make an interest-only payment on January 31, 2017. The interest-only payment is for interest accrued on the principal balance from February 1, 2016 to date of payment. On October 6, 2016, Mr. Hanson agreed to convert the $1.0 million owed under the Line of Credit to equity upon consummation of an underwritten public offering. The Company and Mr. Hanson subsequently agreed to reduce the conversion amount and number of warrants issuable pursuant to this conversion. See Note 14 “Subsequent Events.”

On July 30, 2014, the Company entered into a financing commitment letter with Messrs. Hanson and Davis to lend the Company up to $2.5 million through December 31, 2014, bearing interest at 10% (which increases to 18% under certain circumstances in the event of default). The maturity date of the financing commitment letter is January 31, 2017, on which date the total principal balance and accrued interest thereon will be due in full. On July 7, 2016, the Company entered into an addendum #4 to this commitment letter with Mr. Hanson. Pursuant to that addendum, which is effective as of June 30, 2016, the parties extended the payment date of the interest-only payments that were or will be due and payable to January 31, 2017. The interest-only payments are for interest accrued on the principal balance from February 1, 2016 to date of payment.

On December 22, 2015, the Company issued a $150,000 demand promissory note to Mr. Hanson. The note bears an interest rate of 10% and was due on June 30, 2016. On July 13, 2016, the Company entered into an addendum #1 to this demand promissory note. Pursuant to that addendum, which is effective as of June 30, 2016, the parties extended the maturity date under the demand promissory note from June 30, 2016 to January 31, 2017.

In February 2016, the Company entered into a thirty-day note payable with Mr. Davis for $150,000 and Mr. Hanson for $75,000. Under the note agreements, in lieu of interest, the Company agreed to issue five-year cashless warrants to purchase 16,667 and 8,334 shares of common stock at $4.94 per share to Messrs. Davis and Hanson, respectively. Additionally, for each 30 days the principal amount is outstanding, the Company issued to Messrs. Davis and Hanson an additional 16,667 and 8,334 warrants, respectively, with the same terms as described above. On March 29, 2016, both notes were amended to change the due dates of the principal amounts owed to January 11, 2017 and January 31, 2017, under Messrs. Hanson’s and Davis’ notes, respectively. Messrs. Davis and Hanson will continue to earn warrants on a 30-day basis until the principal is repaid. As of December 31, 2016, Messrs. Davis and Hanson have received a total of 200,004 and 91,674 warrants, respectively.

On May 9, 2016, the Company entered into a promissory note agreement for approximately $227,000 with Mr. Davis. The note accrues interest at the per annum rate of 10%. As an additional inducement to Mr. Davis to advance amounts under the note, the Company agreed to issue to Mr. Davis a warrant to acquire 22,665 shares of the Company’s common stock at an exercise price of $4.94 per share as an inducement to enter into a promissory note agreement.

On May 9 and 10, 2016, the Company entered into two demand promissory notes in the principal amount of $250,000 each with Mr. Davis. Each promissory note accrues interest at the per annum rate of 10% and is payable upon the written demand of Mr. Davis. As an additional inducement to Mr. Davis to advance the amounts under each promissory note, the Company issued to Mr. Davis, under each promissory note, a warrant to acquire 5,000 shares of the Company’s common stock for each week the applicable note is outstanding. The warrants under the May 9th promissory note have an exercise price of $4.05 per share and the warrants under the May 10th promissory note have an exercise price of $3.75 per share. If a promissory note is outstanding for more than 30 days, the amount of warrants is increased to from 5,000 to 6,667 shares per week. On May 24, 2016, the Company amended each warrant to increase the exercise price of the warrant to $4.94 per share. The Company repaid these notes in June 2016.

On May 25, 2016, the Company borrowed $200,000 from Mr. Davis and issued to Mr. Davis a demand promissory note in the principal amount of $200,000. The note did not bear interest and was payable on demand of Mr. Davis. The Company repaid this note in full on June 6, 2016.

On July 13, 2016, the Company issued to Mr. Davis a convertible promissory note in the principal amount of $360,000 and a warrant to purchase up to 20,000 shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $300,000. On July 14, 2016, the Company issued to Mr. Hanson a convertible promissory note in the principal amount of $240,000 and a warrant to purchase up to 13,334 shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $200,000. The warrants have an exercise price of $6.00 per share, subject to adjustments, and are exercisable for a five year period. The notes do not bear any interest, other than during an event of default (in which case default interest at a rate of 24% per annum is applicable). The notes are due and payable six months after the respective issuance dates. In addition to the Company providing three days advance written notice prior to repayment, under the terms of the note upon repayment of the note (including on the maturity date) the Company is obligated to pay a 20% premium on the principal amount and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the principal amount and any accrued default interest then due on the note. For accounting purposes, the Company accounts for the debt and warrants using an allocation process. As a result, the reported amount of the debt has been reduced and will be accreted to face value through each of the maturity dates.

On August 12, 2016, the Company entered into a securities purchase agreement with Messrs. Hanson and Davis, pursuant to which the Company issued to each of Messrs. Hanson and Davis a convertible note, due August 2017, in a principal amount of $263,158 and a warrant to purchase shares of the Company’s common stock in exchange for a purchase price of $250,000 paid in cash by each such director. The notes are unsecured, do not bear any interest and are payable in full on August 12, 2017. Each of Messrs. Hanson and Davis may elect to convert the principal amount of the note issued to him into shares of the Company’s common stock at any time before August 12, 2017 at a conversion price per share equal to the lower of $5.55 and 80% of the per share sale price of the Company’s common stock in the Company’s next underwritten public offering. The Company has the right to require each of Messrs. Hanson and Davis to convert the notes into shares of the Company’s common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. For accounting purposes, the Company accounts for the debt, warrants and conversion features using an allocation process. As a result, the reported amount of the debt has been reduced and will be accreted to face value through each of the maturity dates.

On August 1, 2016, Mr. Davis entered into a financial lease agreement to fund the purchase of certain licenses for the exclusive use and benefit of the Company, in an aggregate amount of approximately $239,000, together with accrued interest thereon. On August 22, 2016, the Company entered into an unsecured promissory note with Mr. Davis, pursuant to which the Company is obligated to pay to Mr. Davis the sum of approximately $239,000, together with all accrued interest thereon, in six monthly installments. The Company is required to make the payments under the note directly to the lessor in satisfaction of the Company’s obligations to Mr. Davis under the note and Mr. Davis’ obligations to the lessor. As consideration for entering into a financial lease to fund the purchase of certain licenses for the exclusive use and benefit of the, the Company issued to Mr. Davis a warrant to purchase 24,000 shares of the Company’s common stock at an exercise price of $6.75 per share. The warrants are exercisable for a five-year period.

On November 16, 2016, the Company entered into an unsecured promissory note with Mr. Davis, pursuant to which the Company is obligated to pay to Mr. Davis the sum of $250,000, together with all accrued interest thereon, in six monthly installments of $42,101 each, which includes interest and equates to an imputed interest rate of 5% per annum. As an additional inducement to Mr. Davis to advance amounts under the note, on November 16, 2016, the Company also issued to Mr. Davis a warrant to purchase 45,547 shares of the Company’s common stock, subject to adjustments. The warrants issued to Mr. Davis have an exercise price of $4.94 per share, subject to adjustments, and are exercisable for a five-year period.

In December 2016, the Company entered into securities purchase agreements with Messrs. Davis and Hanson pursuant to which the Company agreed to issue to Messrs. Davis and Hanson convertible notes, due December 2017, in an aggregate principal amount of $378,947 and warrants to purchase 61,451 shares of common stock, subject to adjustments, in exchange for an aggregate purchase price of $360,000, payable in cash. The notes do not bear any interest and are payable in full in December 2017. Messrs. Davis and Hanson may elect to convert the principal amount of the notes into shares of common stock at any time before the maturity date at a conversion price per share equal to the lower of $7.00 and 80% of the per share price of common stock in the Company’s next underwritten public offering. The Company will have the right to require Messrs. Davis and Hanson to convert the notes into shares of common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. The warrants will have an exercise price per share equal to the lower of $5.55 and 80% of the per share price of the Company’s common stock in the Company’s next underwritten public offering, subject to adjustments, and are exercisable for a five-year period.

On December 22, 2016, the Company issued a Convertible Term Promissory Note to Mr. Davis in the amount of $50,000, payable in cash (the “Davis Note”). The Davis Note is unsecured, bears interest at a rate of 8% per annum and is payable in full on March 22, 2017, which may, under certain circumstances, be extended to May 31, 2017. The Company may not prepay the note without the consent of Mr. Davis. Mr. Davis will have the right, at his sole option and discretion, to convert the principal and interest under the Davis Note into shares of the Company’s common stock at a conversion price of (i) $7.00 per share or (ii) following an Uplist Transaction at a rate equal to the lower of $7.00 per share and 80% of the Company’s per share price in the Uplist Transaction. As consideration for entering into the Davis Note, the Company also issued to Mr. Davis a warrant to purchase 2,253 shares of common stock, exercisable for a five-year period from the date of issuance, at the lower of $5.55 per share and 80% of the Company’s per share price in the Company’s next underwritten public offering.

On December 22, 2016, the Company issued a Convertible Term Promissory Note to Mr. Hanson in the amount of $85,000, payable in cash (the “Hanson Note”). The Hanson Note is unsecured, bears interest at a rate of 8% per annum and is payable in full on March 22, 2017, which may, under certain circumstances, be extended to May 31, 2017. The Company may not prepay the note without the consent of Mr. Hanson. Mr. Hanson will have the right, at his sole option and discretion, to convert the principal and interest under the Hanson Note into shares of the Company’s common stock at a conversion price of (i) $7.00 per share or (ii) following an Uplist Transaction at a rate equal to the lower of $7.00 per share and 80% of the Company’s per share price in the Uplist Transaction. As consideration for entering into the Hanson Note, the Company also issued to Mr. Hanson a warrant to purchase 3,829 shares of common stock, exercisable for a five-year period from the date of issuance, at the lower of $5.55 per share and 80% of the Company’s per share price in the Company’s next underwritten public offering.

On December 29, 2016, the Company entered into a Demand Promissory Note agreement for $250,000 with Davis & Associates, Inc., a company owned by Mr. Davis (“Davis & Associates”). The Demand Promissory Note accrues interest at a rate of 4% per annum. All principal and accrued but unpaid interest on the Demand Promissory Note will become payable upon the written demand of Davis & Associates. The Company repaid this Demand Promissory Note as of the same date, December 29, 2016.

Subsequent to December 31, 2016, the Company entered into several transactions with Messrs. Davis and Hanson including promissory notes which consolidated certain of the outstanding debt described above. See Note 14 “Subsequent Events.”